Selling and Administrative Expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Selling and Administrative Expenses [Line Items]
Selling and administrative expenses	€ 1,558,144	€ 1,236,919
Related Party [Member]
Selling and Administrative Expenses [Line Items]
Selling and administrative expenses related party	€ 426,545	€ 508,590